Financial risk review - Schedule of Credit Exposure of Derivative Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Derivative financial instruments - assets	$ 22,315	$ 157,267
Derivative financial instruments - liabilities	(141,705)	(40,613)
Derivatives
Disclosure of financial assets [line items]
Notional value USD	2,524,542	2,665,436
Derivative financial instruments - assets	22,315	157,267
Derivative financial instruments - liabilities	(141,705)	(40,613)
Interest rate swaps
Disclosure of financial assets [line items]
Notional value USD	1,132,827	987,394
Derivative financial instruments - assets	10,805	11,358
Derivative financial instruments - liabilities	(2,667)	(790)
Cross-currency swaps
Disclosure of financial assets [line items]
Notional value USD	1,391,715	1,678,042
Derivative financial instruments - assets	11,510	145,909
Derivative financial instruments - liabilities	$ (139,038)	$ (39,823)